CONDENSED SEPARATE FINANCIAL INFORMATION OF VEON LTD - Condensed Statement of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	$ 1,549	$ 1,510	$ 1,619
Total non-current assets	6,102	5,151
Total assets	9,215	8,036
Equity	1,340	1,099
Total equity and liabilities	9,215	8,036
Veon Ltd.
Non-current assets
Intangible assets	1	1	3
Tangible fixed assets	0	1	2
Financial fixed assets	1,804	1,461	1,157
Total non-current assets	1,805	1,463	1,162
Total current assets	148	143	116
Total assets	1,953	1,606	1,278
Equity	1,340	1,099	865
Total liabilities	613	507	413
Total equity and liabilities	$ 1,953	$ 1,606	$ 1,278